RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	May 24, 2021	Apr. 28, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Directors' fees (less than)	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Interest expense	362,000	247,000	717,000	529,000
Revolving credit facility with Brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity	$ 500,000		$ 500,000
Subordinated Notes, Maturing May 24, 2081 | Fixed interest rate
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	5.00%		5.00%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Subordinated Notes, Maturing May 24, 2081
Disclosure of transactions between related parties [line items]
Notional amount						$ 250,000
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Subordinated Notes, Maturing May 24, 2081 | USD | Fixed interest rate
Disclosure of transactions between related parties [line items]
Borrowings, interest rate						5.00%
Brookfield
Disclosure of transactions between related parties [line items]
Deposit balance	$ 201,000		$ 201,000		$ 545,000
Interest Expense, Related Party Transactions	1,000	0	2,000	0
Credit facility, maximum borrowing capacity	500,000		500,000
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	21,000		21,000				$ 25,000	$ 21,000
Amounts payable, related party transactions	70,000		70,000					82,000
Corporate borrowings, Related party transactions	45,000		45,000
Associate borrowing obligations, Related party transaction	175,000		175,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Right-of-use assets	12,000		12,000					12,000
Revenue from rendering of services, related party transactions	2,000	5,000	4,000	7,000
Revenue from sale of goods, related party transactions	1,000	2,000	0	3,000
Subsidiary of Common Parent (Brookfield) | Brookfield Business Partners LP | U.K. port operation
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 1,000	1,000	$ 2,000	2,000
Subsidiary of Common Parent (Brookfield) | Bottom of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate	1.70%		1.70%
Subsidiary of Common Parent (Brookfield) | Top of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate	8.50%		8.50%
Service Provider
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 91,000		$ 91,000					$ 89,000
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Revenue from sale of goods, related party transactions	$ 93,000	$ 69,000	$ 185,000	$ 128,000